Property, Plant and Equipment (Tables)	9 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment
The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	March 31, 2023				June 30, 2022
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Impairment	Net book value
Owned assets
Land	52,077	—	(1,820)	50,257	14,351	—	(1,224)	13,127
Buildings	239,353	(83,888)	(3,842)	151,623	396,848	(76,010)	(224,034)	96,804
Construction in progress	37,563	—	(11,945)	25,618	34,260	—	(9,168)	25,092
Computer software & equipment	31,313	(29,570)	(20)	1,723	31,960	(28,244)	(555)	3,161
Furniture & fixtures	7,434	(5,596)	(42)	1,796	10,057	(5,818)	(1,558)	2,681
Production & other equipment	146,960	(87,425)	(1,686)	57,849	168,829	(86,287)	(22,080)	60,462
Total owned assets	514,700	(206,479)	(19,355)	288,866	656,305	(196,359)	(258,619)	201,327

Right-of-use lease assets
Land	14,859	(1,345)	(969)	12,545	7,443	(1,192)	—	6,251
Buildings	36,789	(15,836)	—	20,953	40,530	(14,990)	(496)	25,044
Production & other equipment	5,343	(4,738)	—	605	5,087	(4,244)	—	843
Total right-of-use lease assets	56,991	(21,919)	(969)	34,103	53,060	(20,426)	(496)	32,138

Total property, plant and equipment	571,691	(228,398)	(20,324)	322,969	709,365	(216,785)	(259,115)	233,465

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, June 30, 2022	Additions	Additions from business combinations	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2023
Owned assets
Land	13,127	—	21,770	—	16,609	—	(1,820)	571	50,257
Buildings	96,804	840	52,350	—	15,467	(9,774)	(3,842)	(222)	151,623
Construction in progress	25,092	5,322	1,134	(36)	5,135	—	(11,945)	916	25,618
Computer software & equipment	3,161	710	—	—	(867)	(1,284)	(20)	23	1,723
Furniture & fixtures	2,681	37	—	—	(874)	(46)	(42)	40	1,796
Production & other equipment	60,462	1,662	17,633	(1,989)	(1,808)	(16,942)	(1,686)	517	57,849
Total owned assets	201,327	8,571	92,887	(2,025)	33,662	(28,046)	(19,355)	1,845	288,866

Right-of-use leased assets
Land	6,251	—	—	(29)	7,580	(291)	(969)	3	12,545
Buildings	25,044	57	—	(6,553)	5,363	(3,155)	—	197	20,953
Production & other equipment	843	498	—	(182)	(72)	(495)	—	13	605
Total right-of-use lease assets	32,138	555	—	(6,764)	12,871	(3,941)	(969)	213	34,103
Total property, plant and equipment	233,465	9,126	92,887	(8,789)	46,533	(31,987)	(20,324)	2,058	322,969
(1)Includes reclassification of construction in progress cost when associated projects are complete. Includes the transfer of facilities to assets held for sale as at March 31, 2023 (Note 12).